BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended						9 Months Ended
	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net loss	$ 1,686,829	$ 185,607	$ 51,874	$ 174,022	$ 140,240	$ 74,298	$ 1,924,311	$ 388,561
Cash	2,564,492			$ 519			2,564,492	$ 519	$ 337	$ 1,210
Contract liabilities	2,699,688						2,699,688		$ 0
Cash, FDIC Insured Amount	$ 250,000						$ 250,000
United Kingdom, Pounds
Foreign Currency Exchange RateTranslation	1.3468						1.3468